Quarterly Holdings Report
for
Fidelity® Series Sustainable U.S. Market Fund
April 30, 2026
SUQ-NPRT1-0626
1.9908962.103
Common Stocks - 99.2%
	Shares	Value ($)
AUSTRALIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Anglogold Ashanti Plc	219	20,527
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	1,121	27,644
BELGIUM - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
UCB SA (a)	437	118,579
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd	26	7,981
BRAZIL - 0.0%
Financials - 0.0%
Banks - 0.0%
NU Holdings Ltd/Cayman Islands Class A (a)	1,382	20,011
Financial Services - 0.0%
StoneCo Ltd Class A	675	7,412
TOTAL BRAZIL		27,423
BURKINA FASO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
IAMGOLD Corp (United States) (a)	831	14,019
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd	263	14,462
CANADA - 1.3%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Restaurant Brands International Inc (United States)	266	21,461
Specialty Retail - 0.1%
Aritzia Inc Subordinate Voting Shares (a)	517	54,568
TOTAL CONSUMER DISCRETIONARY		76,029
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc	663	39,223
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Imperial Oil Ltd	1,276	170,929
Imperial Oil Ltd (United States)	187	25,061
TOTAL ENERGY		195,990
Financials - 0.1%
Capital Markets - 0.1%
Brookfield Asset Management Ltd Class A (United States)	555	26,646
TMX Group Ltd	375	15,294
TOTAL FINANCIALS		41,940
Health Care - 0.1%
Biotechnology - 0.1%
Xenon Pharmaceuticals Inc (a)	547	30,654
Industrials - 0.1%
Aerospace & Defense - 0.1%
Bombardier Inc Class B (a)	211	44,836
Ground Transportation - 0.0%
Canadian Pacific Kansas City Ltd	201	17,482
TOTAL INDUSTRIALS		62,318
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.2%
Celestica Inc (United States) (a)	297	121,649
IT Services - 0.1%
Shopify Inc Class A (a)	758	92,008
TOTAL INFORMATION TECHNOLOGY		213,657
Materials - 0.1%
Chemicals - 0.0%
Nutrien Ltd (United States)	182	13,832
Metals & Mining - 0.1%
Agnico Eagle Mines Ltd/CA (United States)	103	19,386
OR Royalties Inc	145	5,340
Triple Flag Precious Metals Corp (United States)	626	19,976
		44,702
TOTAL MATERIALS		58,534
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Colliers International Group Inc Subordinate Voting Shares	49	5,122
Utilities - 0.1%
Gas Utilities - 0.1%
Brookfield Infrastructure Corp (United States)	790	29,230
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A (United States)	52	1,886
TOTAL UTILITIES		31,116
TOTAL CANADA		754,583
CHILE - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Antofagasta PLC	968	46,754
Lundin Mining Corp	963	24,714

TOTAL CHILE		71,468
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (a)	632	22,164
FRANCE - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
LVMH Moet Hennessy Louis Vuitton SE	45	23,840
Industrials - 0.1%
Aerospace & Defense - 0.1%
Airbus SE	167	34,429
TOTAL FRANCE		58,269
GERMANY - 0.1%
Information Technology - 0.1%
Software - 0.1%
SAP SE ADR	298	50,508
INDIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd GDR (c)	322	19,449
ISRAEL - 0.1%
Information Technology - 0.1%
IT Services - 0.1%
Wix.com Ltd (a)	282	21,063
Semiconductors & Semiconductor Equipment - 0.0%
Nova Ltd (a)	39	19,517
Software - 0.0%
Cellebrite DI Ltd (a)	842	10,945
TOTAL ISRAEL		51,525
ITALY - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Lottomatica Group Spa	678	19,957
Consumer Staples - 0.0%
Beverages - 0.0%
Davide Campari-Milano NV	686	5,072
TOTAL ITALY		25,029
JAPAN - 0.1%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Hoya Corp	100	18,674
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Allegro MicroSystems Inc (a)	806	39,091
TOTAL JAPAN		57,765
KOREA (SOUTH) - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
SK Hynix Inc	26	23,335
NETHERLANDS - 0.3%
Health Care - 0.0%
Biotechnology - 0.0%
Argenx SE ADR (a)	20	15,634
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
ASML Holding NV depository receipt	31	44,609
BE Semiconductor Industries NV	81	23,500
NXP Semiconductors NV	308	90,426
TOTAL INFORMATION TECHNOLOGY		158,535
TOTAL NETHERLANDS		174,169
PUERTO RICO - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class C (a)	1,083	8,999
Financials - 0.1%
Banks - 0.1%
First BanCorp/Puerto Rico	903	21,925
Financial Services - 0.0%
EVERTEC Inc	179	5,286
TOTAL FINANCIALS		27,211
TOTAL PUERTO RICO		36,210
SPAIN - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Cellnex Telecom SA (c)(d)	144	4,847
SWEDEN - 0.0%
Industrials - 0.0%
Machinery - 0.0%
Atlas Copco AB A Shares	987	18,622
TAIWAN - 0.6%
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Silicon Motion Technology Corp ADR	101	22,097
Taiwan Semiconductor Manufacturing Co Ltd ADR	831	329,126

TOTAL TAIWAN		351,223
THAILAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Fabrinet (a)	105	71,764
UNITED KINGDOM - 0.9%
Consumer Staples - 0.3%
Beverages - 0.1%
Diageo PLC	1,457	29,460
Diageo PLC ADR	215	17,339
		46,799
Personal Care Products - 0.2%
Unilever PLC ADR	826	48,718
TOTAL CONSUMER STAPLES		95,517
Energy - 0.1%
Energy Equipment & Services - 0.1%
TechnipFMC PLC	1,031	77,913
Financials - 0.0%
Capital Markets - 0.0%
3i Group PLC	341	11,859
Health Care - 0.5%
Pharmaceuticals - 0.5%
Astrazeneca PLC (United States)	477	89,375
GSK PLC ADR	3,471	181,569
TOTAL HEALTH CARE		270,944
Utilities - 0.0%
Multi-Utilities - 0.0%
National Grid PLC	493	8,825
TOTAL UNITED KINGDOM		465,058
UNITED STATES - 95.2%
Communication Services - 9.4%
Diversified Telecommunication Services - 0.5%
AT&T Inc	2,332	60,935
Comcast Corp Class A	2,615	70,710
Iridium Communications Inc	103	4,024
Verizon Communications Inc	3,131	150,382
		286,051
Entertainment - 1.4%
Cinemark Holdings Inc	594	17,534
Electronic Arts Inc	280	56,664
IMAX Corp (a)	675	25,664
Netflix Inc (a)	4,469	418,343
Spotify Technology SA (a)	76	33,938
Walt Disney Co/The	1,895	196,606
Warner Bros Discovery Inc (a)	2,997	81,069
		829,818
Interactive Media & Services - 7.5%
Alphabet Inc Class A	5,299	2,039,055
Alphabet Inc Class C	6,131	2,341,675
IAC Inc Class A (a)	757	33,732
Match Group Inc	1,279	47,860
Pinterest Inc Class A (a)	1,584	31,141
Reddit Inc Class A (a)	108	15,901
Snap Inc Class A (a)	9,616	58,369
ZoomInfo Technologies Inc (a)	7,429	46,431
		4,614,164
Media - 0.0%
DoubleVerify Holdings Inc (a)	462	5,091
TOTAL COMMUNICATION SERVICES		5,735,124
Consumer Discretionary - 9.7%
Automobile Components - 0.1%
LCI Industries	137	16,333
Patrick Industries Inc	156	14,508
		30,841
Automobiles - 1.1%
General Motors Co	642	49,363
Harley-Davidson Inc	361	8,624
Lucid Group Inc (a)	113	720
Rivian Automotive Inc Class A (a)	2,223	36,457
Tesla Inc (a)	1,497	571,301
		666,465
Broadline Retail - 4.6%
Amazon.com Inc (a)	10,528	2,790,552
eBay Inc	394	40,771
Macy's Inc	392	7,664
		2,838,987
Distributors - 0.1%
Genuine Parts Co	328	35,171
LKQ Corp	267	8,432
		43,603
Diversified Consumer Services - 0.2%
ADT Inc	3,020	22,741
Bright Horizons Family Solutions Inc (a)	75	6,083
Duolingo Inc Class A (a)	37	4,073
Grand Canyon Education Inc (a)	106	17,921
H&R Block Inc	924	29,319
Laureate Education Inc (a)	1,334	40,147
Service Corp International/US	89	7,212
		127,496
Hotels, Restaurants & Leisure - 1.0%
Aramark	214	9,778
Booking Holdings Inc	475	79,971
Chipotle Mexican Grill Inc (a)	2,226	75,662
Domino's Pizza Inc	101	34,281
DoorDash Inc Class A (a)	313	52,787
Flutter Entertainment PLC (a)	210	22,665
Hilton Worldwide Holdings Inc	194	62,870
Las Vegas Sands Corp	529	28,889
Pursuit Attractions and Hospitality Inc (a)	386	16,243
Royal Caribbean Cruises Ltd	82	21,628
Starbucks Corp	1,558	164,105
Travel + Leisure Co	199	12,867
Wingstop Inc	71	11,648
Yum! Brands Inc	140	22,351
		615,745
Household Durables - 0.4%
Champion Homes Inc (a)	90	6,861
Green Brick Partners Inc (a)	172	11,600
Installed Building Products Inc	72	20,776
Lennar Corp Class B	94	8,308
Lovesac Co/The (a)	92	1,454
Meritage Homes Corp	208	14,007
SharkNinja Inc (a)	989	114,259
Taylor Morrison Home Corp (a)	175	10,630
Toll Brothers Inc	87	12,366
TopBuild Corp (a)	26	11,510
Whirlpool Corp	115	6,446
		218,217
Leisure Products - 0.0%
Acushnet Holdings Corp	46	4,454
Hasbro Inc	63	6,038
Latham Group Inc (a)	1,213	7,363
YETI Holdings Inc (a)	53	2,091
		19,946
Specialty Retail - 1.8%
Academy Sports & Outdoors Inc	500	27,420
AutoNation Inc (a)	105	22,300
Best Buy Co Inc	590	35,689
Boot Barn Holdings Inc (a)	143	24,517
Five Below Inc (a)	78	18,381
GameStop Corp Class A (a)	229	5,714
Gap Inc/The	217	5,335
Group 1 Automotive Inc	22	7,851
Home Depot Inc/The	836	274,877
Lithia Motors Inc	80	23,210
Lowe's Cos Inc	1,323	315,919
Murphy USA Inc	56	32,928
O'Reilly Automotive Inc (a)	142	14,115
RealReal Inc/The (a)	809	9,619
RH (a)	215	28,371
Ross Stores Inc	228	51,936
Signet Jewelers Ltd	144	12,820
TJX Cos Inc/The	493	77,278
Tractor Supply Co	1,191	41,804
Ulta Beauty Inc (a)	49	26,337
Urban Outfitters Inc (a)	187	13,154
Williams-Sonoma Inc	217	39,323
		1,108,898
Textiles, Apparel & Luxury Goods - 0.4%
Capri Holdings Ltd (a)	865	16,876
Columbia Sportswear Co	48	2,924
Crocs Inc (a)	148	15,093
Deckers Outdoor Corp (a)	302	30,864
Kontoor Brands Inc	86	6,309
Lululemon Athletica Inc (a)	63	8,675
NIKE Inc Class B	469	20,805
PVH Corp	472	43,160
Ralph Lauren Corp Class A	41	14,704
Samsonite Group SA (c)(d)	2,743	5,023
Steven Madden Ltd	814	30,574
Tapestry Inc	329	47,718
		242,725
TOTAL CONSUMER DISCRETIONARY		5,912,923
Consumer Staples - 4.0%
Beverages - 0.9%
Brown-Forman Corp Class B	704	18,142
Coca-Cola Co/The	3,050	240,218
Constellation Brands Inc Class A	89	13,936
Keurig Dr Pepper Inc	8,422	247,607
Molson Coors Beverage Co Class B	204	8,719
Primo Brands Corp Class A	540	11,005
Vita Coco Co Inc/The (a)	461	30,421
		570,048
Consumer Staples Distribution & Retail - 1.3%
BJ's Wholesale Club Holdings Inc (a)	50	4,695
Casey's General Stores Inc	127	104,413
Costco Wholesale Corp	99	100,438
Dollar General Corp	176	20,395
Dollar Tree Inc (a)	272	26,414
Maplebear Inc (a)	68	2,880
Performance Food Group Co (a)	133	12,044
Sprouts Farmers Market Inc (a)	659	53,939
Target Corp	1,358	176,201
US Foods Holding Corp (a)	921	86,104
Walmart Inc	1,730	228,240
		815,763
Food Products - 0.5%
Archer-Daniels-Midland Co	147	10,957
Bunge Global SA	180	22,873
Darling Ingredients Inc (a)	393	25,242
Freshpet Inc (a)	118	7,951
General Mills Inc	2,559	90,358
Hormel Foods Corp	1,335	28,662
Kraft Heinz Co/The	3,672	83,208
McCormick & Co Inc/MD	839	42,655
		311,906
Household Products - 1.1%
Church & Dwight Co Inc	674	65,418
Clorox Co/The	546	52,656
Colgate-Palmolive Co	1,425	121,638
Kimberly-Clark Corp	929	91,441
Procter & Gamble Co/The	2,134	313,891
		645,044
Personal Care Products - 0.2%
Coty Inc Class A (a)	1,262	3,105
Estee Lauder Cos Inc/The Class A	95	7,287
Kenvue Inc	6,912	121,167
		131,559
TOTAL CONSUMER STAPLES		2,474,320
Energy - 4.4%
Energy Equipment & Services - 0.7%
Baker Hughes Co Class A	2,051	142,894
Cactus Inc Class A	588	32,763
Expro Group Holdings NV (a)	1,376	25,057
Flowco Holdings Inc Class A	960	23,837
Innovex International Inc (a)	499	13,857
SLB Ltd	1,624	92,373
Solaris Energy Infrastructure Inc Class A	521	38,471
Weatherford International PLC	264	29,132
		398,384
Oil, Gas & Consumable Fuels - 3.7%
Antero Resources Corp (a)	233	9,147
Cheniere Energy Inc	689	189,441
ConocoPhillips	720	90,562
DT Midstream Inc	89	13,171
Exxon Mobil Corp	7,562	1,167,043
Gulfport Energy Corp (a)	106	20,409
Northern Oil & Gas Inc	554	15,047
ONEOK Inc	1,843	170,404
Phillips 66	223	39,950
Shell PLC ADR	3,214	291,413
Targa Resources Corp	171	44,474
Uranium Energy Corp (a)	1,505	22,409
Valero Energy Corp	222	56,073
Williams Cos Inc/The	2,151	164,143
		2,293,686
TOTAL ENERGY		2,692,070
Financials - 12.3%
Banks - 4.8%
Ameris Bancorp	179	15,260
Associated Banc-Corp	904	25,457
Bank of America Corp	10,555	564,270
Bank OZK	112	5,393
Byline Bancorp Inc	337	10,835
Camden National Corp	462	22,255
Citigroup Inc	924	118,254
Citizens Financial Group Inc	602	39,160
Community Financial System Inc	208	13,179
CVB Financial Corp	1,031	21,001
East West Bancorp Inc	185	23,397
Eastern Bankshares Inc	1,061	21,464
Fifth Third Bancorp	520	26,395
First Bancorp/Southern Pines NC	338	19,516
First Hawaiian Inc	390	10,639
First Horizon Corp	291	7,263
First Interstate BancSystem Inc Class A	925	32,828
Glacier Bancorp Inc	183	8,976
Hancock Whitney Corp	126	8,506
Independent Bank Corp/MI	403	13,384
JPMorgan Chase & Co	1,531	479,555
M&T Bank Corp	563	123,089
Pathward Financial Inc	125	10,855
PNC Financial Services Group Inc/The	1,550	345,650
SOUTHSTATE BANK CORP	128	12,502
Univest Financial Corp	488	18,539
US Bancorp	3,134	177,572
Webster Financial Corp	116	8,394
Wells Fargo & Co	7,620	626,593
Western Alliance Bancorp	398	32,453
Wintrust Financial Corp	187	28,157
		2,870,791
Capital Markets - 3.1%
Bank of New York Mellon Corp/The	1,493	200,614
Blackrock Inc	101	107,626
Cboe Global Markets Inc	146	43,813
Charles Schwab Corp/The	845	77,436
CME Group Inc Class A	142	40,870
FactSet Research Systems Inc	38	8,648
Goldman Sachs Group Inc/The	347	320,549
Intercontinental Exchange Inc	756	119,516
Invesco Ltd	403	10,563
Janus Henderson Group PLC	393	20,283
KKR & Co Inc Class A	391	40,797
Lazard Inc	142	6,887
Moody's Corp	259	119,619
Morgan Stanley	1,194	227,564
Nasdaq Inc	525	48,253
Northern Trust Corp	548	91,154
PJT Partners Inc Class A	108	16,496
Raymond James Financial Inc	170	26,914
S&P Global Inc	462	199,228
State Street Corp	732	111,879
StepStone Group Inc Class A	278	14,706
T Rowe Price Group Inc	274	28,189
TPG Inc rights (a)(b)	366	4
Victory Capital Holdings Inc Class A	225	17,665
WisdomTree Inc	1,344	22,848
		1,922,121
Consumer Finance - 0.6%
American Express Co	467	150,864
Capital One Financial Corp	1,054	201,630
OneMain Holdings Inc	101	5,936
SLM Corp	283	6,532
		364,962
Financial Services - 1.6%
Affirm Holdings Inc Class A (a)	323	20,762
Apollo Global Management Inc	49	6,307
HA Sustainable Infrastructure Capital Inc	462	19,381
Mastercard Inc Class A	662	332,933
MGIC Investment Corp	261	6,911
PayPal Holdings Inc	1,144	57,360
PennyMac Financial Services Inc	108	9,751
Sycamore Partners LLC rights (a)(b)	992	536
Visa Inc Class A	1,591	524,776
Voya Financial Inc	74	6,065
WEX Inc (a)	45	6,765
		991,547
Insurance - 2.2%
AFLAC Inc	399	45,354
Allstate Corp/The	207	44,973
Arch Capital Group Ltd (a)	276	26,071
Assurant Inc	70	16,539
Axis Capital Holdings Ltd	50	5,021
Baldwin Insurance Group Inc/The Class A (a)	280	6,362
Brown & Brown Inc	119	7,158
Fidelity National Financial Inc	219	11,454
First American Financial Corp	105	7,364
Hartford Insurance Group Inc/The	1,837	251,320
Kinsale Capital Group Inc	9	2,911
Lincoln National Corp	176	6,655
Marsh & McLennan Cos Inc	615	103,142
MetLife Inc	1,164	93,236
Primerica Inc	54	15,189
Principal Financial Group Inc	332	33,502
Progressive Corp/The	1,158	233,082
Prudential Financial Inc	1,195	117,241
Reinsurance Group of America Inc	29	6,132
Selective Insurance Group Inc	220	18,469
Travelers Companies Inc/The	741	226,109
Unum Group	210	16,880
Willis Towers Watson PLC	240	61,488
		1,355,652
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
AGNC Investment Corp	1,717	18,921
TOTAL FINANCIALS		7,523,994
Health Care - 7.8%
Biotechnology - 1.8%
AbbVie Inc	1,115	235,622
Alkermes PLC (a)	376	12,675
Alnylam Pharmaceuticals Inc (a)	202	62,517
Amgen Inc	164	56,785
Biogen Inc (a)	490	92,747
Blueprint Medicines Corp rights (a)(b)	93	0
Celldex Therapeutics Inc (a)	629	20,682
Cogent Biosciences Inc (a)	494	17,680
Cytokinetics Inc (a)	362	23,157
Gilead Sciences Inc	2,516	329,193
Kymera Therapeutics Inc (a)	174	14,106
Madrigal Pharmaceuticals Inc (a)	41	21,213
Mirati Therapeutics Inc rights (a)(b)	26	0
Moderna Inc (a)	351	16,125
Nuvalent Inc Class A (a)	30	3,008
PTC Therapeutics Inc (a)	117	7,612
Regeneron Pharmaceuticals Inc	48	33,939
Rhythm Pharmaceuticals Inc (a)	129	10,495
Spyre Therapeutics Inc (a)	93	6,924
Stoke Therapeutics Inc (a)	426	13,939
Vaxcyte Inc (a)	566	32,398
Vertex Pharmaceuticals Inc (a)	170	72,655
Viking Therapeutics Inc (a)	255	7,951
Viridian Therapeutics Inc (a)	169	2,278
		1,093,701
Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	815	73,994
Baxter International Inc	2,485	43,686
Boston Scientific Corp (a)	958	55,190
Cooper Cos Inc/The (a)	841	52,899
Edwards Lifesciences Corp (a)	1,127	94,105
ICU Medical Inc (a)	120	14,304
IDEXX Laboratories Inc (a)	150	84,120
Inspire Medical Systems Inc (a)	71	3,985
Intuitive Surgical Inc (a)	25	11,440
iRhythm Technologies Inc (a)	111	14,337
Masimo Corp (a)	174	31,047
Merit Medical Systems Inc (a)	235	16,022
Penumbra Inc (a)	35	11,427
STERIS PLC	493	106,922
Stryker Corp	258	81,304
		694,782
Health Care Providers & Services - 2.1%
BrightSpring Health Services Inc (a)	435	20,867
Cardinal Health Inc	568	109,556
Cencora Inc	258	79,467
Cigna Group/The	638	185,390
CVS Health Corp	749	62,384
Elevance Health Inc	359	135,135
Encompass Health Corp	76	7,600
Ensign Group Inc/The	193	36,031
Henry Schein Inc (a)	339	25,286
Humana Inc	293	69,277
Labcorp Holdings Inc	84	21,571
LifeStance Health Group Inc (a)	1,098	8,312
McKesson Corp	150	122,280
Option Care Health Inc (a)	497	10,104
Privia Health Group Inc (a)	176	4,374
Progyny Inc (a)	528	9,810
Tenet Healthcare Corp (a)	19	3,365
UnitedHealth Group Inc	911	337,507
		1,248,316
Health Care Technology - 0.0%
Veeva Systems Inc Class A (a)	174	27,139
Waystar Holding Corp (a)	135	2,885
		30,024
Life Sciences Tools & Services - 0.7%
Agilent Technologies Inc	234	27,039
Bruker Corp	594	21,806
Charles River Laboratories International Inc (a)	98	16,363
Danaher Corp	614	109,876
IQVIA Holdings Inc (a)	382	60,497
Mettler-Toledo International Inc (a)	49	62,554
Repligen Corp (a)	39	4,614
Revvity Inc	118	10,221
Thermo Fisher Scientific Inc	165	79,028
Waters Corp (a)	158	48,858
		440,856
Pharmaceuticals - 2.1%
Axsome Therapeutics Inc (a)	85	17,659
Crinetics Pharmaceuticals Inc (a)	323	12,526
Elanco Animal Health Inc (a)	987	22,079
Eli Lilly & Co	672	628,051
Enliven Therapeutics Inc (a)	413	17,028
Haleon PLC ADR	4,990	46,108
Jazz Pharmaceuticals PLC (a)	103	20,911
Merck & Co Inc	2,987	326,121
Organon & Co	416	5,512
Royalty Pharma PLC Class A	725	36,315
Viatris Inc	1,886	28,177
Zoetis Inc Class A	802	92,206
		1,252,693
TOTAL HEALTH CARE		4,760,372
Industrials - 10.5%
Aerospace & Defense - 2.3%
ATI Inc (a)	105	16,323
Axon Enterprise Inc (a)	109	43,792
Carpenter Technology Corp	174	74,507
Curtiss-Wright Corp	31	22,326
Ducommun Inc (a)	148	21,006
GE Aerospace	1,798	521,294
Howmet Aerospace Inc	339	82,391
Huntington Ingalls Industries Inc	111	40,436
Karman Holdings Inc (a)	245	16,655
Kratos Defense & Security Solutions Inc (a)	258	16,267
L3Harris Technologies Inc	533	170,853
Leonardo DRS Inc	385	15,643
Northrop Grumman Corp	158	91,558
Rocket Lab Corp	400	33,004
RTX Corp	795	139,976
Textron Inc	567	54,409
V2X Inc (a)	272	18,444
Woodward Inc	38	13,793
		1,392,677
Air Freight & Logistics - 0.4%
CH Robinson Worldwide Inc	537	97,632
Expeditors International of Washington Inc	482	71,283
FedEx Corp	137	55,253
GXO Logistics Inc (a)	522	29,822
		253,990
Building Products - 0.7%
AAON Inc	82	7,651
Advanced Drainage Systems Inc	36	5,373
AZZ Inc	234	33,471
Carrier Global Corp	610	40,974
Johnson Controls International plc	449	65,567
Lennox International Inc	55	29,419
Modine Manufacturing Co (a)	185	47,107
Resideo Technologies Inc (a)	462	19,113
Simpson Manufacturing Co Inc	39	7,438
Tecnoglass Inc	257	11,072
Trane Technologies PLC	319	157,121
		424,306
Commercial Services & Supplies - 0.2%
Brady Corp Class A	120	9,818
BrightView Holdings Inc (a)	919	10,936
Brink's Co/The	229	24,446
HNI Corp	84	3,069
Veralto Corp	1,067	94,110
Vestis Corp (a)	811	7,883
		150,262
Construction & Engineering - 0.6%
Comfort Systems USA Inc	44	80,971
EMCOR Group Inc	57	50,825
Granite Construction Inc	246	33,719
IES Holdings Inc (a)	160	103,053
Limbach Holdings Inc (a)	121	12,072
MasTec Inc (a)	29	11,427
Primoris Services Corp	131	23,731
Sterling Infrastructure Inc (a)	105	54,140
Valmont Industries Inc	18	9,145
		379,083
Electrical Equipment - 1.8%
Acuity Inc	203	58,823
Bloom Energy Corp Class A (a)	242	68,573
Eaton Corp PLC	209	90,499
GE Vernova Inc	632	684,747
Hubbell Inc	4	2,033
Nextpower Inc Class A (a)	553	65,879
nVent Electric PLC	104	14,862
Regal Rexnord Corp	296	63,649
Rockwell Automation Inc	106	43,344
Thermon Group Holdings Inc (a)	241	14,578
		1,106,987
Ground Transportation - 0.9%
ArcBest Corp	43	5,486
CSX Corp	2,016	91,587
JB Hunt Transport Services Inc	205	51,564
Landstar System Inc	151	27,795
Ryder System Inc	101	25,631
Saia Inc (a)	21	9,425
Schneider National Inc Class B	123	3,823
Uber Technologies Inc (a)	1,637	122,137
Union Pacific Corp	576	155,220
XPO Inc (a)	176	38,743
		531,411
Industrial Conglomerates - 0.4%
Honeywell International Inc	1,055	226,118
Machinery - 2.1%
Atmus Filtration Technologies Inc	289	18,323
Caterpillar Inc	343	305,308
CNH Industrial NV Class A	3,191	34,176
Crane Co	127	22,572
Deere & Co	348	205,275
Donaldson Co Inc	199	17,546
Dover Corp	164	37,131
Federal Signal Corp	75	9,235
Flowserve Corp	207	15,243
Fortive Corp	637	38,086
Gates Industrial Corp PLC (a)	752	19,259
ITT Inc	97	20,791
Kadant Inc	7	2,051
Oshkosh Corp	70	10,941
Otis Worldwide Corp	246	19,158
PACCAR Inc	62	7,365
Parker-Hannifin Corp	100	90,942
Pentair PLC	1,800	145,278
SPX Technologies Inc (a)	91	19,921
Terex Corp	819	50,942
Wabash National Corp	1,181	10,263
Westinghouse Air Brake Technologies Corp	303	81,777
Xylem Inc/NY	795	93,937
		1,275,520
Passenger Airlines - 0.0%
Alaska Air Group Inc (a)	381	14,901
Professional Services - 0.6%
Automatic Data Processing Inc	685	145,179
Broadridge Financial Solutions Inc	142	21,865
CRA International Inc	116	18,267
ExlService Holdings Inc (a)	1,095	34,909
First Advantage Corp (a)	459	5,857
Jacobs Solutions Inc	585	75,705
KBR Inc	177	6,636
Leidos Holdings Inc	92	13,728
Maximus Inc	90	5,906
Parsons Corp (a)	58	2,923
Paychex Inc	235	21,768
Planet Labs PBC Class A (a)	485	17,930
		370,673
Trading Companies & Distributors - 0.5%
Applied Industrial Technologies Inc	20	6,115
Ferguson Enterprises Inc	273	73,085
Herc Holdings Inc	243	30,842
Rush Enterprises Inc Class A	440	32,573
United Rentals Inc	35	33,594
Wesco International Inc	38	13,267
WW Grainger Inc	98	113,812
Xometry Inc Class A (a)	123	6,306
		309,594
TOTAL INDUSTRIALS		6,435,522
Information Technology - 31.8%
Communications Equipment - 1.4%
Arista Networks Inc (a)	682	117,788
Ciena Corp (a)	141	74,389
Cisco Systems Inc	4,089	374,144
F5 Inc (a)	174	56,358
Lumentum Holdings Inc (a)	174	157,004
Motorola Solutions Inc	147	64,537
		844,220
Electronic Equipment, Instruments & Components - 0.7%
Advanced Energy Industries Inc	194	74,479
Avnet Inc	100	8,251
Belden Inc	220	24,746
Coherent Corp (a)	120	38,365
Corning Inc	295	48,451
ePlus Inc	106	8,977
Keysight Technologies Inc (a)	289	101,124
Mirion Technologies Inc Class A (a)	656	12,956
OSI Systems Inc (a)	60	17,215
Sanmina Corp (a)	260	56,633
TD SYNNEX Corp	135	30,804
TTM Technologies Inc (a)	397	62,813
		484,814
IT Services - 1.6%
Accenture PLC Class A	736	131,531
Akamai Technologies Inc (a)	454	46,753
Cloudflare Inc Class A (a)	548	112,324
DXC Technology Co (a)	391	4,426
Fastly Inc Class A (a)	477	12,047
Gartner Inc (a)	110	16,334
GoDaddy Inc Class A (a)	816	70,821
IBM Corporation	679	156,836
Kyndryl Holdings Inc (a)	111	1,534
MongoDB Inc Class A (a)	156	39,129
Okta Inc Class A (a)	976	71,882
Snowflake Inc (a)	492	67,143
Twilio Inc Class A (a)	921	136,363
VeriSign Inc	331	88,926
		956,049
Semiconductors & Semiconductor Equipment - 15.4%
Advanced Micro Devices Inc (a)	968	343,146
Analog Devices Inc	402	161,709
Applied Materials Inc	765	301,785
Astera Labs Inc (a)	323	62,901
Broadcom Inc	3,433	1,433,038
Cirrus Logic Inc (a)	22	3,588
Diodes Inc (a)	108	11,572
First Solar Inc (a)	163	32,908
GlobalFoundries Inc (a)	352	22,739
Intel Corp (a)	3,953	373,479
KLA Corp	24	42,008
Lam Research Corp	977	251,929
Lattice Semiconductor Corp (a)	64	7,826
MACOM Technology Solutions Holdings Inc (a)	204	57,448
Marvell Technology Inc	2,715	448,382
Micron Technology Inc	1,344	695,064
Monolithic Power Systems Inc	108	174,356
NVIDIA Corp	23,281	4,646,190
Onto Innovation Inc (a)	140	41,308
QUALCOMM Inc	767	137,738
Rambus Inc (a)	142	16,346
Texas Instruments Inc	465	130,702
		9,396,162
Software - 6.4%
ACI Worldwide Inc (a)	375	16,208
Adeia Inc	200	6,370
Adobe Inc (a)	390	95,979
Agilysys Inc (a)	156	9,993
Appfolio Inc Class A (a)	19	3,175
AppLovin Corp Class A (a)	429	191,484
Autodesk Inc (a)	472	111,864
BILL Holdings Inc (a)	71	2,698
Cadence Design Systems Inc (a)	266	87,671
Crowdstrike Holdings Inc Class A (a)	86	38,335
Datadog Inc Class A (a)	158	20,886
Dynatrace Inc (a)	58	2,100
Elastic NV (a)	59	2,739
Fair Isaac Corp (a)	10	10,250
Fortinet Inc (a)	377	31,785
Gen Digital Inc	2,151	41,493
Gitlab Inc Class A (a)	68	1,505
Guidewire Software Inc (a)	72	9,964
HubSpot Inc (a)	142	31,490
Intapp Inc (a)	126	2,829
Intuit Inc	276	107,226
Microsoft Corp	5,209	2,124,126
nCino Inc (a)	381	6,660
Nutanix Inc Class A (a)	383	15,661
Oracle Corp	1,324	213,680
Palantir Technologies Inc Class A (a)	866	120,469
Palo Alto Networks Inc (a)	749	134,311
PAR Technology Corp (a)	279	3,750
Pegasystems Inc	118	4,313
Procore Technologies Inc (a)	93	5,262
Salesforce Inc	1,126	198,773
ServiceNow Inc (a)	1,130	99,790
Synopsys Inc (a)	257	124,028
Terawulf Inc (a)	1,076	23,381
Tyler Technologies Inc (a)	60	20,468
Workiva Inc Class A (a)	218	11,659
		3,932,375
Technology Hardware, Storage & Peripherals - 6.3%
Apple Inc	11,016	2,989,192
Dell Technologies Inc Class C	345	72,088
GPGI Inc Class A	3,018	46,567
Hewlett Packard Enterprise Co	2,070	59,554
NetApp Inc	503	55,717
Sandisk Corp/DE (a)	169	185,310
Seagate Technology Holdings PLC	81	54,565
Western Digital Corp	931	404,538
		3,867,531
TOTAL INFORMATION TECHNOLOGY		19,481,151
Materials - 1.7%
Chemicals - 0.8%
Albemarle Corp	84	16,523
Corteva Inc	511	41,396
Ecolab Inc	727	189,456
Element Solutions Inc	615	26,193
FMC Corp	141	2,168
Linde PLC	140	70,160
Minerals Technologies Inc	214	15,395
PPG Industries Inc	503	54,576
Sherwin-Williams Co/The	100	32,161
		448,028
Construction Materials - 0.3%
CRH PLC	1,424	168,630
James Hardie Industries PLC (a)	739	15,512
Martin Marietta Materials Inc	26	16,096
		200,238
Containers & Packaging - 0.1%
AptarGroup Inc	49	6,060
Ball Corp	548	33,472
Crown Holdings Inc	357	35,097
International Paper Co	252	7,666
		82,295
Metals & Mining - 0.5%
Commercial Metals Co	158	10,896
Constellium SE (a)	878	27,464
Newmont Corp	1,358	150,860
Nucor Corp	132	29,738
Reliance Inc	50	18,125
Royal Gold Inc	31	7,234
Steel Dynamics Inc	210	48,019
		292,336
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp	212	15,304
TOTAL MATERIALS		1,038,201
Real Estate - 2.0%
Health Care REITs - 0.5%
CareTrust REIT Inc	546	21,540
Medical Properties Trust Inc	583	2,880
Sabra Health Care REIT Inc	623	12,871
Welltower Inc	1,158	251,680
		288,971
Industrial REITs - 0.2%
Prologis Inc	759	107,793
Office REITs - 0.0%
Kilroy Realty Corp	286	9,512
Real Estate Management & Development - 0.3%
CBRE Group Inc Class A (a)	655	93,489
Compass Inc Class A (a)	4,041	30,590
Cushman & Wakefield Ltd	1,613	22,647
Howard Hughes Holdings Inc (a)	346	21,545
Jones Lang LaSalle Inc (a)	87	27,677
		195,948
Retail REITs - 0.0%
Tanger Inc	357	13,238
Specialized REITs - 1.0%
American Tower Corp	652	119,127
Crown Castle Inc	798	70,846
Digital Realty Trust Inc	676	135,835
Equinix Inc	182	197,075
Iron Mountain Inc	187	23,560
Outfront Media Inc	974	30,048
SBA Communications Corp Class A	133	29,420
		605,911
TOTAL REAL ESTATE		1,221,373
Utilities - 1.6%
Electric Utilities - 0.9%
Constellation Energy Corp	158	49,454
Edison International	406	28,213
Eversource Energy	1,807	127,755
Exelon Corp	3,589	165,059
NextEra Energy Inc	1,438	140,751
PG&E Corp	2,232	37,096
		548,328
Gas Utilities - 0.2%
Atmos Energy Corp	272	51,675
New Jersey Resources Corp	202	11,374
Southwest Gas Holdings Inc	214	20,127
UGI Corp	1,014	36,595
		119,771
Independent Power and Renewable Electricity Producers - 0.0%
Clearway Energy Inc Class C	93	3,753
Multi-Utilities - 0.5%
NiSource Inc	2,512	121,280
Public Service Enterprise Group Inc	1,091	89,091
Sempra	702	66,774
		277,145
TOTAL UTILITIES		948,997
TOTAL UNITED STATES		58,224,047
TOTAL COMMON STOCKS (Cost $45,828,523)		60,710,670

Money Market Funds - 6.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $3,652,402)	3.69	3,651,672	3,652,402

TOTAL INVESTMENT IN SECURITIES - 105.2% (Cost $49,480,925)	64,363,072
NET OTHER ASSETS (LIABILITIES) - (5.2)% (e)	(3,152,776)
NET ASSETS - 100.0%	61,210,296

Legend

(a)	Non-income producing.
(b)	Level 3 security.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,319 or 0.0% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $9,870 or 0.0% of net assets.

(e)	Includes $193,288 of cash collateral to cover margin requirements for futures contracts.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,490,588	7,034,847	4,873,033	20,651	-	-	3,652,402	3,651,672	0.0%
Total	1,490,588	7,034,847	4,873,033	20,651	-	-	3,652,402

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.